Balance Sheet Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Prepaid Expenses
Prepaid Insurance	$ 12,625	$ 10,069
Other	4,355	4,261
Prepaid expenses	16,980	14,330
Other Current Assets
Fuel Tax Receivable	1,482	2,152
Equity hedge	485
Other	1,918	1,064
Other current assets	3,885	3,216
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	12,302	8,914
Dividends Payable	13,877	13,480
Insurance	13,525	11,630
Wages and Benefits	6,664	8,729
Class B Shares		7,681
Taxes Payable	1,315	1,586
Deferred Revenue	577	621
Accrued Fixed Assets	17,194	306
Other	5,013	2,317
Accrued expenses and other current liabilities	70,467	55,264
Other Liabilities
Insurance	19,025	18,522
Other	1,556	2,026
Other liabilities	$ 20,581	$ 20,548